Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Oct. 23, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	196,391,349	168,007,960		68,300,000
Common stock, shares outstanding	196,391,349	168,007,960		68,300,000